Leases	12 Months Ended
Dec. 31, 2020
Text Block Abstract [Abstract]
Leases
Note 17—Leases
The Company primarily leases office and laboratory facilities. Lease arrangements contain a range of different terms and conditions and are typically entered into for fixed periods. Generally, the lease terms are between two and eleven years, and in addition, in order to improve flexibility to the Company’s operations, may provide the Company with options to extend the lease, or terminate the lease within the enforceable lease term. In the Company’s current lease portfolio, extension and termination options range between two to ten years, in addition to the non-cancellable period.
To accommodate the current and future development of the Company, additional leases related to office facilities were entered into in 2020, and included recognition of right-of-use assets of

€64.6
million. In December 2020, the Company entered into two office facility leases in Denmark, which commence in the first quarter of 2021. The leases are enforceable until January 2037, and July 2029, respectively, whereas the Company has rights to terminate the leases in January 2027, and July 2026, respectively. In addition, a new lease is expected to commence in 2021, and relates to laboratory facilities in Heidelberg, Germany.
Leases Liabilities and Payments
Development in lease liabilities are specified below:

	Beginning of period		Additions	Accretion of interests	Cash out-flow (2)	Foreign exchange translation (non-cash item)	End of period
	(EUR’000)
Lease liabilities
December 31, 2020	36,619		64,582	1,617	(5,990)	(4,853)	91,975

December 31, 2019	17,700	(1)	21,240	1,014	(3,870)	535	36,619

(1)	Beginning balance, December 31, 2019, includes the impact from implementing IFRS 16.
(2)	Total cash outflow, including prepaid leases was €6.0 million and €4.5 million for the years ended December 31, 2020 and 2019, respectively.
The maturity analysis of lease liabilities is disclosed in Note 20 “Financial Risk Management and Financial Instruments” in the section “Liquidity Risk Management”.
Expenses Relating to Leases
The following expenses relating to lease activities are recognized in the consolidated statements of profit or loss (IFRS 16 was adopted by applying the modified retrospective approach. Accordingly, no comparative information for 2018 is disclosed):

	2020	2019
	(EUR’000)
Lease expense
Depreciation (research and development, Note 12)	4,885	3,943
Depreciation (selling, general and administration, Note 12)	1,972	1,294
Expenses relating to short term leases and leases of low value assets (research and development and selling, general and administration)	470	202
Lease interest (finance expenses, Note 9 )	1,617	1,014

Total lease expenses	8,944	6,453